Cash - Schedule of Cash at Bank (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Cash at Bank [Abstract]
Cash at bank	RM 3,625,690	$ 858,009	RM 390,500